CAPITAL STOCK	3 Months Ended
Mar. 31, 2023
CAPITAL STOCK
Capital Stock

12. CAPITAL STOCK

a) Authorized

The authorized share capital of the Company, which has no par value, is comprised of the following:

(i)	Unlimited common shares – common shares shall be convertible at the option of the holder into proportionate voting shares on the basis of 100 common shares per 1 proportionate voting share.
(ii)

Unlimited Proportionate Voting Shares (“PVS”) – each PVS shall be convertible at the option of the holder into common shares at a ratio of 100 common shares per PVS. Each PVS is entitled to 100 votes per PVS at shareholder meetings of the Company.

b) Share Capital

	Number of Proportionate Voting Shares	Number of common shares	Amount
Balance as of December 31, 2021	-	244,381,900	$36,218,116

Private placements	-	59,855,285	6,162,534
Share issue costs	-	-	(64,834)
RSUs exercised	-	3,304,281	1,059,342
Conversion from Common to Proportionate Voting Shares	150,000	(15,000,000)	-

Balance as of December 31, 2022	150,000	292,541,466	$43,375,158

Contingent consideration on acquisition of Cut+Sew (Note 11)	-	1,421,418	131,184
Issued for debt	-	441,025	66,154
RSUs exercised	-	4,808,966	523,029

Balance as of March 31, 2023	150,000	299,212,875	$44,095,525

On May 30, 2022, the Company closed the first tranche of a non-brokered private placement. The Company issued 20,040,429 common shares of the Company at a price of CAD$0.14 per common share for gross proceeds of $2,215,811 (CAD$2,805,660). The Company incurred legal and other expenses totaling $38,063 in connection with the private placement.

On June 23, 2022, 15,000,000 common shares were converted into 150,000 PVS.

On July 20, 2022, the Company closed the second tranche of a non-brokered private placement. The Company issued 926,285 common shares of the Company at a price of CAD$0.14 per common share for gross proceeds of $100,652 (CAD$129,680).

On August 11, 2022, the Company closed the third tranche of a non-brokered private placement. The Company issued 8,988,571 common shares of the Company at a price of CAD$0.14 per common share for gross proceeds of $986,748 (CAD$1,258,400). The Company incurred legal and other expenses totaling $42,822 in connection with the private placement.

12. CAPITAL STOCK (continued)

b) Share Capital (continued)

On September 30, 2022, the Company closed a non-brokered private placement financing of 29,900,000 units at a price of CAD$0.14 per unit for gross proceeds of $3,000,000 (CAD$4,186,000). Each unit consists of one common share of the Company and 0.20 of one common share purchase warrant. Each whole warrant entitles the holder thereof to acquire one additional common share at an exercise price of CAD$0.20 commencing on September 30, 2023 and expiring on September 30, 2027. The gross proceeds were prorated to common shares and warrants based on their relative fair values. See Note 14. The Company incurred legal and other expenses totaling $22,012 in connection with the private placement.

During the year ended December 31, 2022, 3,304,281 shares were issued on the exercise of RSUs (see Note 13(b).

On March 10, 2023, 1,421,418 common shares of the Company were issued for consideration on the acquisition of Cut+Sew. See Note 11.

On March 24, 2023, 441,025 commons shares were issued in settlement of outstanding amounts payable of $66,154.

During the three months ended March 31, 2023, 4,808,966 shares were issued on the exercise of RSUs (see Note 13(b)).